Equity - Schedule of Shareholders Equity Tax Account (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Contributed capital account	$ 21,903,565	$ 26,428,488	$ 25,621,413
Net tax income account	11,743,049	6,826,301	4,840,176
Stockholders equity tax account	$ 33,646,614	$ 33,254,789	$ 30,461,589